DESCRIPTION OF BUSINESS, NATURE OF OPERATIONS, AND COVID-19 IMPACTS	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF BUSINESS, NATURE OF OPERATIONS, AND COVID-19 IMPACTS
DESCRIPTION OF BUSINESS, NATURE OF OPERATIONS, AND COVID-19 IMPACTS

1.           DESCRIPTION OF BUSINESS, NATURE OF OPERATIONS, AND COVID-19 IMPACTS

Alexco Resource Corp. (“Alexco” or the “Corporation”) was incorporated under the Business Corporations Act (Yukon) on December 3, 2004 and commenced operations on March 15, 2005. Effective December 28, 2007, it was continued under the Business Corporations Act (British Columbia). The Corporation is principally engaged in the exploration, development, and operation of mineral resource properties. The Corporation's mineral resource properties are located in the Keno Hill Silver District in the Yukon Territory of Canada.

Alexco is a public company which is listed on the Toronto Stock Exchange and the NYSE American Stock Exchange (under the symbol AXU). The Corporation’s corporate head office is located at Suite 1225, Two Bentall Centre, 555 Burrard Street, Box 216, Vancouver, BC, Canada, V7X 1M9.

In March 2020, the World Health Organization declared a global pandemic related to COVID-19. The impacts on global commerce have been far-reaching. There is significant ongoing uncertainty surrounding COVID-19 related to COVID-19 cases at Keno Hill, government mandated workplace and travel restrictions, supply chain interruptions, and recruitment of underground miners and maintenance technicians. In December 2021, the Corporation experienced a rise in COVID-19 cases at Keno Hill. The Corporation’s COVID-19 response required mandatory self-isolation for affected employees and contractors as dictated by government health protocols, which resulted in reduced workforce availability, significantly reduced production and slower development advancement activity in December 2021. The Corporation notes that COVID-19 pandemic risk remains a risk to continued ramp-up and production activities at Keno Hill.